Share capital and Share Premium - Summary of reconciliation of number of shares outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at the beginning of the year	1,010,388,454	832,146,748
Share issue (in lieu of Board compensation)		535,583
Share issue (exercise of subscription rights)	990,584	1,767,606
Share issue (Employee Share Purchase Plan)	4,947,546	2,946,019
Balance at the ending of the year	1,166,326,584	1,010,388,454
Private Placement One [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		83,214,674
Private Placement Two [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		89,777,824
Private Placement Three [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		150,000,000